ACCRUED LIABILITIES AND OTHER PAYABLES	6 Months Ended
Jun. 30, 2024
Accrued Liabilities And Other Payables
ACCRUED LIABILITIES AND OTHER PAYABLES

12. ACCRUED LIABILITIES AND OTHER PAYABLES

	As of
	June 30, 2024	December 31, 2023
	USD’000	USD’000
Accrued salary	45	69
Accrued interest	542	144
Accrued liabilities - others	490	3
	1,077	216

Accrued liabilities consist mainly of accrued rental, wages and utility expenses.

The carrying value of accrued liabilities and other payables is considered to be a reasonable approximation of fair value.